WARRANTS	12 Months Ended
Dec. 31, 2023
Warrants [Abstract]
WARRANTS [Text Block]

9. WARRANTS

A summary of the Company's warrants outstanding, including changes for the periods then ended, is presented below:

	Number of warrants	Weighted average exercise price
		$

DECEMBER 31, 2021 and DECEMBER 31, 2022	1,500,000	0.85

	-	-

DECEMBER 31, 2023	1,500,000	0.85

Warrants outstanding are as follows:

Warrant outstanding, by exercise price	Number of warrants	Weighted average exercise price	Average remaining contractual life
		$	years
$0.85	1,500,000	0.85	1.16

DECEMBER 31, 2023	1,500,000	0.85	1.16